SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Balance Sheets Dates [Member]
Foreign Currency Exchange Rate, Translation	6.3265	6.5574	6.6981
Average For Period [Member]
Foreign Currency Exchange Rate, Translation	6.3299	6.6181	6.8214